Vanguard® S&P Small-Cap 600 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (1.9%)
	Cogent Communications Holdings Inc.	179,721	10,853
*	TechTarget Inc.	112,776	8,017
*	Cinemark Holdings Inc.	451,384	7,665
	Telephone & Data Systems Inc.	417,886	7,409
*	Gogo Inc.	283,588	5,746
*	AMC Networks Inc. Class A	123,596	4,852
	Shenandoah Telecommunications Co.	211,234	4,850
	Scholastic Corp.	128,179	4,811
*	EW Scripps Co. Class A	241,754	3,837
*	Cars.com Inc.	274,992	2,846
*	Gannett Co. Inc.	605,414	2,379
*	QuinStreet Inc.	212,260	2,335
	ATN International Inc.	46,387	2,045
*	Consolidated Communications Holdings Inc.	302,726	2,004
*	Thryv Holdings Inc.	72,213	1,891
*	Marcus Corp.	93,094	1,459
*	Loyalty Ventures Inc.	84,922	900
			73,899
Consumer Discretionary (11.8%)
*	Asbury Automotive Group Inc.	97,975	17,748
*	Meritage Homes Corp.	158,020	13,481
	Signet Jewelers Ltd.	222,877	13,283
	Group 1 Automotive Inc.	72,844	13,082
	LCI Industries	107,061	12,796
	Academy Sports & Outdoors Inc.	371,270	12,441
*	Dorman Products Inc.	120,563	12,183
	Steven Madden Ltd.	324,101	12,050
*	Sonos Inc.	540,564	11,963
*	Boot Barn Holdings Inc.	125,721	10,146
*	Tri Pointe Homes Inc.	470,959	9,923
*	Gentherm Inc.	140,517	9,687
	Installed Building Products Inc.	99,176	9,475
*	Vista Outdoor Inc.	238,391	9,188
	MDC Holdings Inc.	240,511	9,183
*	LGI Homes Inc.	90,525	8,871
	Kontoor Brands Inc.	201,157	8,060
*	Shake Shack Inc. Class A	165,523	8,053
*	Cavco Industries Inc.	36,116	8,024
	Wolverine World Wide Inc.	348,187	7,430
*	ODP Corp.	194,040	7,410
	Bloomin' Brands Inc.	344,801	7,279

		Shares	Market Value ($000)
*	Sally Beauty Holdings Inc.	465,258	7,053
	Rent-A-Center Inc.	255,706	7,042
	Winnebago Industries Inc.	140,982	6,972
*	Adtalem Global Education Inc.	210,632	6,871
	Century Communities Inc.	125,665	6,832
	Monro Inc.	141,826	6,725
	Cheesecake Factory Inc.	205,142	6,700
	Strategic Education Inc.	95,724	6,301
*	Dave & Buster's Entertainment Inc.	163,869	6,209
	Oxford Industries Inc.	67,112	6,118
	Jack in the Box Inc.	89,229	6,094
	Shutterstock Inc.	98,351	5,921
*	M/I Homes Inc.	123,077	5,754
*	Brinker International Inc.	188,736	5,728
	Patrick Industries Inc.	95,046	5,713
*	iRobot Corp.	113,998	5,425
	Dine Brands Global Inc.	72,804	5,350
	Sturm Ruger & Co. Inc.	74,403	5,051
*	Abercrombie & Fitch Co. Class A	239,583	4,897
	La-Z-Boy Inc.	185,694	4,741
*	G-III Apparel Group Ltd.	184,874	4,633
	Caleres Inc.	161,076	4,584
*	Sleep Number Corp.	95,762	4,398
	Buckle Inc.	124,210	4,082
*	Golden Entertainment Inc.	86,022	4,067
	Designer Brands Inc. Class A	260,856	4,051
	Sonic Automotive Inc. Class A	87,744	4,002
*	American Axle & Manufacturing Holdings Inc.	482,465	3,913
*	MarineMax Inc.	92,704	3,839
*	Monarch Casino & Resort Inc.	55,459	3,763
*	XPEL Inc.	70,066	3,617
*,1	Bed Bath & Beyond Inc.	407,395	3,524
[1]	Guess? Inc.	164,865	3,439
*	Genesco Inc.	58,062	3,269
	Standard Motor Products Inc.	80,960	3,234
*	Perdoceo Education Corp.	296,419	3,234
[1]	Big Lots Inc.	129,153	3,163
*	America's Car-Mart Inc.	25,643	2,780
	Hibbett Inc.	54,431	2,762
*	Children's Place Inc.	57,706	2,740
*	Zumiez Inc.	82,721	2,714
*	BJ's Restaurants Inc.	99,164	2,605
	Aaron's Co. Inc.	132,976	2,601
*	Chico's FAS Inc.	519,147	2,570
	Ruth's Hospitality Group Inc.	134,073	2,471
	Movado Group Inc.	69,430	2,356
	Ethan Allen Interiors Inc.	93,354	2,171
	Shoe Carnival Inc.	73,747	2,010
[1]	PetMed Express Inc.	89,146	1,964
*	Chuy's Holdings Inc.	84,367	1,906
	Haverty Furniture Cos. Inc.	63,292	1,789
*	WW International Inc.	226,713	1,607
*	Liquidity Services Inc.	113,110	1,534
*	Universal Electronics Inc.	55,823	1,496
*	LL Flooring Holdings Inc.	124,085	1,490
*	Fossil Group Inc.	202,366	1,485
*	Tupperware Brands Corp.	205,555	1,363
*	Motorcar Parts of America Inc.	82,048	1,217

		Shares	Market Value ($000)
*	American Public Education Inc.	79,981	1,115
*	Conn's Inc.	81,686	1,078
	Cato Corp. Class A	80,730	1,054
*	Unifi Inc.	58,229	921
*	El Pollo Loco Holdings Inc.	82,833	858
*	Vera Bradley Inc.	107,030	729
*	Red Robin Gourmet Burgers Inc.	65,929	649
			468,100
Consumer Staples (5.1%)
*	Simply Good Foods Co.	358,291	14,317
*	Hostess Brands Inc. Class A	586,019	12,453
	Coca-Cola Consolidated Inc.	19,633	11,092
	WD-40 Co.	57,984	10,947
*	Celsius Holdings Inc.	162,043	10,871
*	United Natural Foods Inc.	246,123	10,438
*	TreeHouse Foods Inc.	235,932	9,701
	Edgewell Personal Care Co.	228,684	8,324
	Medifast Inc.	49,288	8,219
	J & J Snack Foods Corp.	63,024	8,081
	PriceSmart Inc.	102,031	8,023
	Cal-Maine Foods Inc.	158,328	7,557
*	Central Garden & Pet Co. Class A	167,905	7,107
	Vector Group Ltd.	553,356	6,812
	Universal Corp.	104,334	6,644
[1]	B&G Foods Inc.	274,384	6,204
	Inter Parfums Inc.	75,146	5,546
*	elf Beauty Inc.	202,786	5,398
	SpartanNash Co.	151,969	5,229
	MGP Ingredients Inc.	52,934	5,127
*	Chefs' Warehouse Inc.	137,752	4,922
	National Beverage Corp.	98,643	4,896
	Andersons Inc.	128,661	4,839
	Fresh Del Monte Produce Inc.	140,759	3,595
*	USANA Health Sciences Inc.	49,378	3,473
	John B Sanfilippo & Son Inc.	37,810	2,888
	Calavo Growers Inc.	74,806	2,547
	Tootsie Roll Industries Inc.	75,548	2,498
*	Central Garden & Pet Co.	40,986	1,852
*	Seneca Foods Corp. Class A	25,719	1,462
			201,062
Energy (6.6%)
*	Southwestern Energy Co.	4,719,284	43,040
	SM Energy Co.	513,999	24,811
	Civitas Resources Inc.	304,964	23,284
	Helmerich & Payne Inc.	446,658	22,489
	Patterson-UTI Energy Inc.	910,834	17,379
*	PBF Energy Inc. Class A	402,347	13,358
*	Renewable Energy Group Inc.	212,897	13,053
*	Callon Petroleum Co.	199,824	11,682
*	Green Plains Inc.	226,632	7,383
*	CONSOL Energy Inc.	134,151	6,917
	World Fuel Services Corp.	267,161	6,623
	Archrock Inc.	569,586	5,713
*	US Silica Holdings Inc.	315,772	5,583
	Core Laboratories NV	196,105	5,526
*	Nabors Industries Ltd.	32,834	5,476
*	Oceaneering International Inc.	422,044	5,368

		Shares	Market Value ($000)
*	Laredo Petroleum Inc.	60,636	5,104
*	Dril-Quip Inc.	149,633	4,704
*	ProPetro Holding Corp.	358,452	4,678
*	Ranger Oil Corp.	89,252	3,821
*	Talos Energy Inc.	173,217	3,741
*	Par Pacific Holdings Inc.	193,651	3,176
*	Bristow Group Inc. Class A	98,017	3,116
*	RPC Inc.	297,636	2,786
*	Helix Energy Solutions Group Inc.	597,350	2,772
*	DMC Global Inc.	81,521	2,255
*	Oil States International Inc.	260,958	2,020
	Dorian LPG Ltd.	117,698	2,001
*	REX American Resources Corp.	22,062	1,917
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	8,451	443
			260,219
Financials (18.2%)
	Assured Guaranty Ltd.	295,535	17,392
	ServisFirst Bancshares Inc.	206,830	17,241
	Independent Bank Corp. (Massachusetts)	200,284	16,684
	BankUnited Inc.	362,678	15,109
	Community Bank System Inc.	228,115	15,056
	CVB Financial Corp.	574,407	14,234
	American Equity Investment Life Holding Co.	349,000	14,051
	United Community Banks Inc.	443,754	13,947
	First Hawaiian Inc.	539,935	13,828
*	Mr Cooper Group Inc.	318,108	13,793
	Simmons First National Corp. Class A	534,786	13,749
	Walker & Dunlop Inc.	124,822	13,270
	Pacific Premier Bancorp Inc.	399,744	13,016
	Ameris Bancorp	280,180	12,773
	First Bancorp	854,816	12,762
	WSFS Financial Corp.	277,341	11,865
	Independent Bank Group Inc.	155,749	11,382
	Columbia Banking System Inc.	329,369	9,931
*	Trupanion Inc.	145,580	9,736
*	Axos Financial Inc.	226,456	8,753
*	Genworth Financial Inc. Class A	2,150,892	8,711
	Flagstar Bancorp Inc.	224,953	8,667
	Seacoast Banking Corp. of Florida	247,946	8,490
	Banner Corp.	144,905	8,420
	First Financial Bancorp	400,980	8,413
	Piper Sandler Cos.	59,632	7,859
	Two Harbors Investment Corp.	1,454,667	7,768
[1]	Hilltop Holdings Inc.	257,421	7,725
	Lakeland Financial Corp.	107,008	7,722
	Trustmark Corp.	260,709	7,584
	Park National Corp.	61,049	7,552
	Provident Financial Services Inc.	323,162	7,430
	Hope Bancorp Inc.	508,805	7,418
	Renasant Corp.	235,789	7,295
*	Triumph Bancorp Inc.	100,019	7,275
	BancFirst Corp.	79,999	7,258
	Veritex Holdings Inc.	208,769	7,194
	Apollo Commercial Real Estate Finance Inc.	558,790	7,113
	Horace Mann Educators Corp.	175,495	7,101
*	PROG Holdings Inc.	239,824	7,000
	Northwest Bancshares Inc.	535,434	6,902
	Westamerica Bancorp	113,650	6,843

		Shares	Market Value ($000)
*	PRA Group Inc.	184,931	6,842
	NBT Bancorp Inc.	183,275	6,778
*	NMI Holdings Inc. Class A	362,567	6,747
	Eagle Bancorp Inc.	135,134	6,697
*	Green Dot Corp. Class A	231,226	6,669
	PennyMac Mortgage Investment Trust	402,428	6,511
*	Encore Capital Group Inc.	104,869	6,409
*	Palomar Holdings Inc.	102,088	6,345
	FB Financial Corp.	150,768	6,335
	Stewart Information Services Corp.	113,718	6,310
	OFG Bancorp	209,848	5,947
	Virtus Investment Partners Inc.	30,159	5,810
	Safety Insurance Group Inc.	60,174	5,588
	First Commonwealth Financial Corp.	398,428	5,582
	Capitol Federal Financial Inc.	545,966	5,542
	Southside Bancshares Inc.	136,758	5,515
	First Bancorp (XNGS)	146,109	5,475
*	StoneX Group Inc.	72,368	5,433
	Berkshire Hills Bancorp Inc.	205,790	5,373
*	Customers Bancorp Inc.	128,271	5,298
	Meta Financial Group Inc.	126,229	5,247
	City Holding Co.	63,907	5,246
	National Bank Holdings Corp. Class A	126,643	5,161
	ProAssurance Corp.	228,251	5,069
*	Bancorp Inc.	242,572	5,053
	Redwood Trust Inc.	484,877	4,946
	Employers Holdings Inc.	118,221	4,896
	S&T Bancorp Inc.	166,362	4,893
	New York Mortgage Trust Inc.	1,604,262	4,861
	Brookline Bancorp Inc.	328,144	4,650
*	Enova International Inc.	144,374	4,559
	Banc of California Inc.	228,751	4,401
	Dime Community Bancshares Inc.	138,253	4,347
	Ready Capital Corp.	284,339	4,174
	AMERISAFE Inc.	81,851	4,125
	James River Group Holdings Ltd.	157,677	4,029
	Preferred Bank	57,085	3,911
	Heritage Financial Corp.	148,437	3,874
	KKR Real Estate Finance Trust Inc.	189,505	3,870
*	Donnelley Financial Solutions Inc.	123,326	3,837
	Tompkins Financial Corp.	50,211	3,827
	B. Riley Financial Inc.	68,049	3,699
*	Blucora Inc.	206,021	3,645
	Ellington Financial Inc.	230,774	3,575
	HomeStreet Inc.	84,949	3,424
	Allegiance Bancshares Inc.	80,045	3,222
*	LendingTree Inc.	48,521	3,062
	Brightsphere Investment Group Inc.	148,232	3,022
	Hanmi Financial Corp.	128,842	3,007
	United Fire Group Inc.	91,493	2,965
	Franklin BSP Realty Trust Inc.	186,176	2,882
[1]	ARMOUR Residential REIT Inc.	378,887	2,864
	Central Pacific Financial Corp.	117,373	2,833
	WisdomTree Investments Inc.	461,042	2,743
	TrustCo Bank Corp.	81,228	2,616
*	World Acceptance Corp.	17,464	2,586
	Granite Point Mortgage Trust Inc.	228,771	2,517
	Northfield Bancorp Inc.	183,701	2,441

		Shares	Market Value ($000)
*	Invesco Mortgage Capital Inc.	1,316,345	2,343
	HCI Group Inc.	33,934	2,307
*	Ambac Financial Group Inc.	195,212	2,091
*	SiriusPoint Ltd.	363,942	2,038
*	EZCORP Inc. Class A	226,256	1,715
*	Selectquote Inc.	529,162	1,545
	Universal Insurance Holdings Inc.	119,486	1,541
*	eHealth Inc.	100,575	1,056
	Greenhill & Co. Inc.	56,990	701
			718,934
Health Care (11.5%)
*	Omnicell Inc.	185,993	20,675
*	Lantheus Holdings Inc.	286,499	19,631
*	AMN Healthcare Services Inc.	200,022	19,382
	Ensign Group Inc.	221,608	17,988
	CONMED Corp.	124,026	14,423
*	Cytokinetics Inc.	354,864	14,159
*	Merit Medical Systems Inc.	214,996	13,199
*	Pacira BioSciences Inc.	188,419	11,918
*	Prestige Consumer Healthcare Inc.	212,619	11,868
*	Integer Holdings Corp.	139,864	11,158
	Owens & Minor Inc.	319,612	11,148
	Select Medical Holdings Corp.	448,881	10,930
*	Covetrus Inc.	436,968	9,098
*	Allscripts Healthcare Solutions Inc.	518,441	8,860
*	Corcept Therapeutics Inc.	404,054	8,421
*	Glaukos Corp.	198,988	8,125
*	Vir Biotechnology Inc.	309,874	7,998
*	MEDNAX Inc.	360,666	6,968
*	Emergent BioSolutions Inc.	202,977	6,690
*	Myriad Genetics Inc.	338,498	6,513
*	Supernus Pharmaceuticals Inc.	225,523	6,285
*	Ligand Pharmaceuticals Inc.	70,661	6,283
	US Physical Therapy Inc.	54,573	6,144
*	Tivity Health Inc.	187,220	6,066
*,1	Apollo Medical Holdings Inc.	159,702	5,995
*	Embecta Corp.	240,767	5,966
*	CorVel Corp.	39,704	5,922
*	Avanos Medical Inc.	203,725	5,845
*	Amphastar Pharmaceuticals Inc.	155,751	5,785
*	Addus HomeCare Corp.	67,340	5,623
*	Dynavax Technologies Corp.	471,707	5,594
*	Xencor Inc.	247,217	5,520
*	Vericel Corp.	197,945	5,374
*	Meridian Bioscience Inc.	184,084	5,062
*	ModivCare Inc.	52,088	4,971
*	Natus Medical Inc.	144,380	4,734
	Mesa Laboratories Inc.	22,179	4,641
*	Heska Corp.	45,286	4,519
*	Fulgent Genetics Inc.	81,990	4,469
*	NeoGenomics Inc.	520,633	4,384
*	NextGen Healthcare Inc.	238,335	4,316
*	Harmony Biosciences Holdings Inc.	96,417	4,204
*	RadNet Inc.	197,125	4,047
*	Innoviva Inc.	264,416	4,011
*	Varex Imaging Corp.	167,413	3,857
	LeMaitre Vascular Inc.	81,217	3,713
*	Arcus Biosciences Inc.	193,072	3,659

		Shares	Market Value ($000)
*	Avid Bioservices Inc.	260,563	3,484
*	REGENXBIO Inc.	159,183	3,349
*	Artivion Inc.	166,435	3,256
*	AngioDynamics Inc.	163,775	3,215
	Simulations Plus Inc.	66,615	3,163
*	Cutera Inc.	69,086	3,108
*	Enanta Pharmaceuticals Inc.	77,162	3,081
*	Cardiovascular Systems Inc.	171,878	2,795
*	Community Health Systems Inc.	525,261	2,752
*	Nektar Therapeutics	781,217	2,719
*	Cross Country Healthcare Inc.	149,755	2,643
*	Hanger Inc.	155,410	2,454
*	Surmodics Inc.	59,371	2,329
*	Vanda Pharmaceuticals Inc.	235,077	2,311
*	Orthofix Medical Inc.	83,698	2,301
*	Collegium Pharmaceutical Inc.	146,625	2,290
*	Eagle Pharmaceuticals Inc.	47,925	2,238
*	Inogen Inc.	86,751	2,228
*	Pennant Group Inc.	114,835	2,197
*	uniQure NV	152,967	2,197
*	HealthStream Inc.	107,224	2,184
*	Computer Programs & Systems Inc.	62,217	1,984
*	Coherus Biosciences Inc.	269,543	1,978
*	OptimizeRx Corp.	75,468	1,931
*	Zimvie Inc.	88,600	1,929
*	BioLife Solutions Inc.	126,836	1,740
	Phibro Animal Health Corp. Class A	86,472	1,661
*	ANI Pharmaceuticals Inc.	53,817	1,628
*	Organogenesis Holdings Inc. Class A	268,068	1,504
*	iTeos Therapeutics Inc.	85,566	1,497
*	Cara Therapeutics Inc.	177,591	1,478
*	Anika Therapeutics Inc.	61,381	1,334
*	OraSure Technologies Inc.	306,339	1,271
*	Joint Corp.	60,589	1,011
*	Tactile Systems Technology Inc.	83,166	845
[1]	Zynex Inc.	96,327	702
*	Endo International plc	982,776	519
*,2	Lantheus Holdings Inc. CVR	276,566	—
			455,447
Industrials (16.0%)
	UFP Industries Inc.	262,265	20,247
	Exponent Inc.	220,533	19,934
	Applied Industrial Technologies Inc.	162,807	16,836
	John Bean Technologies Corp.	134,503	16,376
	Matson Inc.	177,984	15,997
*	Resideo Technologies Inc.	611,402	14,441
	Korn Ferry	230,422	14,162
	ABM Industries Inc.	285,090	13,784
	Comfort Systems USA Inc.	152,633	13,694
	Mueller Industries Inc.	242,936	13,082
*	Aerojet Rocketdyne Holdings Inc.	317,144	12,920
	Hillenbrand Inc.	308,377	12,902
	Boise Cascade Co.	166,568	12,879
	Franklin Electric Co. Inc.	165,188	12,178
	Albany International Corp. Class A	137,152	11,576
	ManTech International Corp. Class A	116,756	11,168
*	Meritor Inc.	299,825	10,845
	Arcosa Inc.	204,736	10,824

		Shares	Market Value ($000)
	Encore Wire Corp.	85,816	10,729
	Forward Air Corp.	114,199	10,642
	UniFirst Corp.	64,433	10,531
*	Hub Group Inc. Class A	143,756	10,491
	Moog Inc. Class A	123,106	10,020
	Brady Corp. Class A	204,640	9,927
*	SPX Corp.	192,421	9,685
*	Allegiant Travel Co.	64,386	9,622
	AAON Inc.	175,501	9,403
	Federal Signal Corp.	258,797	9,084
*	GMS Inc.	182,051	9,068
*	AeroVironment Inc.	97,583	8,974
*	Veritiv Corp.	58,624	8,521
	EnPro Industries Inc.	87,403	8,370
*	KAR Auction Services Inc.	512,375	8,183
*	Atlas Air Worldwide Holdings Inc.	114,153	7,958
	ArcBest Corp.	105,162	7,953
	ESCO Technologies Inc.	109,909	7,233
	Barnes Group Inc.	196,926	7,095
	HNI Corp.	184,199	7,023
*	AAR Corp.	140,985	6,798
*	CoreCivic Inc.	508,757	6,548
*	MYR Group Inc.	71,343	6,536
	Griffon Corp.	199,941	6,412
	Granite Construction Inc.	193,718	6,325
*	NV5 Global Inc.	50,148	6,177
	Lindsay Corp.	46,398	5,846
*	Gibraltar Industries Inc.	138,159	5,770
*	SkyWest Inc.	213,078	5,745
	Greenbrier Cos. Inc.	137,601	5,726
*	Proto Labs Inc.	116,652	5,621
	Healthcare Services Group Inc.	315,195	5,412
*	NOW Inc.	467,486	5,161
*	PGT Innovations Inc.	252,141	5,068
	Enerpac Tool Group Corp. Class A	255,036	4,978
	Alamo Group Inc.	41,848	4,923
	Tennant Co.	78,363	4,877
	Standex International Corp.	51,726	4,816
	AZZ Inc.	104,429	4,674
	Astec Industries Inc.	96,268	4,502
	Marten Transport Ltd.	252,809	4,439
	Apogee Enterprises Inc.	105,149	4,374
	Matthews International Corp. Class A	133,401	4,317
	Deluxe Corp.	180,160	4,311
	Kaman Corp.	117,762	4,264
*	Triumph Group Inc.	273,207	4,180
*	Titan International Inc.	216,297	3,939
*	Hawaiian Holdings Inc.	216,585	3,844
*	GEO Group Inc.	518,263	3,685
*	American Woodmark Corp.	70,073	3,649
	Interface Inc. Class A	249,713	3,593
	Insteel Industries Inc.	82,083	3,399
*	TrueBlue Inc.	150,056	3,304
	Pitney Bowes Inc.	699,885	3,275
	Wabash National Corp.	207,167	3,180
	Kelly Services Inc. Class A	152,249	3,039
	Quanex Building Products Corp.	141,426	2,877
	Heidrick & Struggles International Inc.	82,798	2,861

		Shares	Market Value ($000)
	Heartland Express Inc.	196,541	2,807
*	Harsco Corp.	335,492	2,785
*	Viad Corp.	86,784	2,614
*	Forrester Research Inc.	47,153	2,468
	Resources Connection Inc.	129,709	2,396
*	DXP Enterprises Inc.	73,238	2,247
*	CIRCOR International Inc.	86,144	1,675
	National Presto Industries Inc.	21,558	1,457
	Powell Industries Inc.	38,012	1,022
	Park Aerospace Corp.	82,070	1,000
			633,273
Information Technology (13.1%)
*	Rogers Corp.	79,337	21,054
*	Vonage Holdings Corp.	1,068,685	20,700
*	ExlService Holdings Inc.	140,925	20,038
*	Onto Innovation Inc.	208,677	16,773
*	SPS Commerce Inc.	152,189	16,290
*	Diodes Inc.	190,635	14,681
*	Insight Enterprises Inc.	147,722	14,598
	Kulicke & Soffa Industries Inc.	263,845	14,292
*	Viavi Solutions Inc.	974,086	14,095
*	Perficient Inc.	139,511	13,660
*	Fabrinet	156,690	13,612
*	FormFactor Inc.	331,202	13,599
	Advanced Energy Industries Inc.	159,545	12,997
*	Alarm.com Holdings Inc.	195,063	12,334
*	MaxLinear Inc. Class A	299,217	11,846
*	Sanmina Corp.	269,426	11,825
*	Rambus Inc.	463,276	11,628
*	NetScout Systems Inc.	312,948	10,744
*	Plexus Corp.	119,044	10,095
*	Itron Inc.	191,814	9,900
	Badger Meter Inc.	124,058	9,818
	EVERTEC Inc.	253,149	9,604
	Progress Software Corp.	187,518	9,059
*	Axcelis Technologies Inc.	140,827	8,740
	CSG Systems International Inc.	137,727	8,565
	InterDigital Inc.	129,738	8,471
*	Knowles Corp.	388,292	7,463
	Xperi Holding Corp.	441,975	7,275
*	Plantronics Inc.	180,910	7,142
	Methode Electronics Inc.	157,588	7,099
*	ePlus Inc.	113,697	6,451
*	Ultra Clean Holdings Inc.	189,763	6,368
*	TTM Technologies Inc.	441,351	6,307
*	Cohu Inc.	205,738	6,261
*	3D Systems Corp.	540,063	5,838
*	OSI Systems Inc.	69,520	5,834
*	Photronics Inc.	260,648	5,666
	CTS Corp.	136,243	5,541
*	Extreme Networks Inc.	546,451	5,421
*	Cerence Inc.	165,626	5,260
	TTEC Holdings Inc.	77,486	5,226
*	SMART Global Holdings Inc.	198,406	4,891
*	LivePerson Inc.	285,256	4,787
*	Veeco Instruments Inc.	213,578	4,577
*	ScanSource Inc.	108,270	4,194
*	Harmonic Inc.	435,365	4,193

		Shares	Market Value ($000)
*	Alpha & Omega Semiconductor Ltd.	89,101	3,914
	A10 Networks Inc.	252,469	3,891
	ADTRAN Inc.	207,632	3,847
	Benchmark Electronics Inc.	148,934	3,796
*	Ichor Holdings Ltd.	120,146	3,633
*	8x8 Inc.	500,295	3,627
*	CEVA Inc.	97,205	3,506
*	Unisys Corp.	284,000	3,388
*	Agilysys Inc.	82,670	3,379
*	Digi International Inc.	147,887	3,268
*	Consensus Cloud Solutions Inc.	67,364	3,236
*	PDF Solutions Inc.	126,315	3,019
	Ebix Inc.	100,749	2,937
*	Arlo Technologies Inc.	356,806	2,526
*	FARO Technologies Inc.	77,025	2,482
*	NETGEAR Inc.	124,088	2,364
*	Corsair Gaming Inc.	140,097	2,249
	PC Connection Inc.	46,717	2,089
*	OneSpan Inc.	146,131	1,933
	Comtech Telecommunications Corp.	112,189	1,403
*	CalAmp Corp.	153,034	1,111
*	Diebold Nixdorf Inc.	307,034	955
			517,365
Materials (5.7%)
*	Livent Corp.	684,553	21,762
	Balchem Corp.	137,079	17,057
	HB Fuller Co.	223,665	15,898
*	Allegheny Technologies Inc.	538,826	14,818
*	Arconic Corp.	450,970	12,686
*	O-I Glass Inc.	659,752	10,853
	Innospec Inc.	104,397	10,652
	Stepan Co.	90,217	10,114
	Quaker Chemical Corp.	56,752	8,876
	Trinseo plc	164,214	7,766
*	Sylvamo Corp.	149,211	7,571
	Warrior Met Coal Inc.	217,381	7,308
	Carpenter Technology Corp.	204,094	7,190
*	GCP Applied Technologies Inc.	228,839	7,121
	Materion Corp.	86,418	7,085
	Kaiser Aluminum Corp.	67,078	6,853
	Compass Minerals International Inc.	144,049	6,472
	AdvanSix Inc.	118,951	5,511
*	TimkenSteel Corp.	173,890	4,017
	Myers Industries Inc.	153,200	3,646
	Schweitzer-Mauduit International Inc.	133,008	3,607
	Hawkins Inc.	79,456	2,873
	SunCoke Energy Inc.	352,010	2,848
	American Vanguard Corp.	114,044	2,815
	Neenah Inc.	70,960	2,690
*	Century Aluminum Co.	213,690	2,521
	Mercer International Inc.	170,639	2,520
	Koppers Holdings Inc.	90,363	2,449
*	Clearwater Paper Corp.	70,851	2,434
	Haynes International Inc.	52,931	2,025
	Glatfelter Corp.	189,683	1,635
	Olympic Steel Inc.	39,642	1,355
	Tredegar Corp.	109,276	1,323
*	Rayonier Advanced Materials Inc.	271,266	1,044

		Shares	Market Value ($000)
	FutureFuel Corp.	109,026	784
			226,179
Real Estate (7.7%)
	Agree Realty Corp.	301,800	20,996
	Innovative Industrial Properties Inc.	115,188	15,326
	LXP Industrial Trust	1,197,660	13,845
	SITE Centers Corp.	760,533	11,956
	Essential Properties Realty Trust Inc.	514,949	11,782
	Uniti Group Inc.	1,000,024	11,340
	Retail Opportunity Investments Corp.	513,519	9,279
*	DiamondRock Hospitality Co.	892,615	9,185
	Four Corners Property Trust Inc.	327,782	9,037
*	Xenia Hotels & Resorts Inc.	484,018	8,901
	Urban Edge Properties	467,139	8,806
	Washington REIT	358,681	8,712
	Brandywine Realty Trust	725,421	8,089
[1]	Tanger Factory Outlet Centers Inc.	441,120	7,724
	CareTrust REIT Inc.	410,351	7,604
	American Assets Trust Inc.	222,674	7,593
	Acadia Realty Trust	374,108	7,355
	Easterly Government Properties Inc. Class A	364,291	7,151
	NexPoint Residential Trust Inc.	96,085	7,060
	St. Joe Co.	139,438	7,040
	LTC Properties Inc.	166,484	6,450
	Global Net Lease Inc.	438,246	6,342
	Alexander & Baldwin Inc.	306,719	6,257
*	Realogy Holdings Corp.	493,055	6,104
*	Veris Residential Inc.	338,408	5,445
	Centerspace	63,429	5,263
	iStar Inc.	293,787	5,112
	Getty Realty Corp.	166,794	4,660
	Marcus & Millichap Inc.	105,665	4,425
	Service Properties Trust	698,156	4,419
	Office Properties Income Trust	204,796	4,364
	RPT Realty	356,359	4,337
	Industrial Logistics Properties Trust	276,566	4,220
*	Summit Hotel Properties Inc.	450,063	3,934
	Armada Hoffler Properties Inc.	284,640	3,922
	Community Healthcare Trust Inc.	99,327	3,743
	Orion Office REIT Inc.	239,475	3,192
	Universal Health Realty Income Trust	54,192	2,909
	Saul Centers Inc.	55,233	2,710
	Safehold Inc.	59,762	2,680
*	Chatham Lodging Trust	206,088	2,626
	Whitestone REIT	195,707	2,405
	Diversified Healthcare Trust	1,009,377	2,291
	Urstadt Biddle Properties Inc. Class A	127,933	2,252
	RE/MAX Holdings Inc. Class A	80,293	1,951
	Franklin Street Properties Corp.	404,051	1,826
	Douglas Elliman Inc.	281,452	1,618
*	Hersha Hospitality Trust Class A	140,785	1,546
			305,784
Utilities (2.1%)
	South Jersey Industries Inc.	476,252	16,597
	Avista Corp.	299,692	13,019
	American States Water Co.	156,324	12,389
	California Water Service Group	222,857	11,961

			Shares	Market Value ($000)
	Chesapeake Utilities Corp.		74,579	9,961
	Northwest Natural Holding Co.		129,976	7,056
	Middlesex Water Co.		73,983	6,291
	Unitil Corp.		67,541	3,905
				81,179
Total Common Stocks (Cost $3,801,802)				3,941,441
		Coupon
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[3,4]	Vanguard Market Liquidity Fund (Cost $29,067)	0.854%	290,720	29,069
Total Investments (100.4%) (Cost $3,830,869)				3,970,510
Other Assets and Liabilities—Net (-0.4%)				(17,031)
Net Assets (100%)				3,953,479
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,083,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $22,530,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2022	127	11,823	(178)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,941,441	—	—	3,941,441
Temporary Cash Investments	29,069	—	—	29,069
Total	3,970,510	—	—	3,970,510

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	178	—	—	178
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.